                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04491

                        Van Kampen Limited Duration Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/04

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2004 (UNAUDITED)



PAR
AMOUNT
(000)       DESCRIPTION                                                            COUPON       MATURITY          VALUE
            CORPORATE BONDS    28.2%
            AEROSPACE & DEFENSE    0.3%
   $  325   Northrop Grumman Corp.                                                 4.079%       11/16/06           $ 330,332
      625   Raytheon Co.                                                           4.850        01/15/11             642,472
                                                                                                              ---------------
                                                                                                                     972,804
                                                                                                              ---------------

            AIRLINES    0.1%
      420   Southwest Airlines Co.                                                 5.496        11/01/06             434,544
                                                                                                              ---------------

            AUTOMOTIVE    1.1%
      930   American Honda Finance Corp., 144A-Private Placement (a)               3.850        11/06/08             935,877
    1,335   DaimlerChrysler NA Holding                                             6.400        05/15/06           1,405,313
      900   Ford Motor Credit Co.                                                  6.875        02/01/06             942,079
                                                                                                              ---------------
                                                                                                                   3,283,269
                                                                                                              ---------------

            BANKING    5.9%
      795   Bank of America Corp.                                                  3.375        02/17/09             782,897
      400   Bank of America Corp.                                                  3.875        01/15/08             406,209
    1,135   Bank of America Corp.                                                  4.750        10/15/06           1,174,425
    1,050   Bank of America Corp.                                                  5.250        02/01/07           1,100,953
      290   Bank of New York Co., Inc.                                             5.200        07/01/07             304,656
      600   Bank One NA Illinois                                                   1.800        05/05/06             600,934
    2,350   Branch Brokerage & Trust Co.                                           1.870        06/04/07           2,351,856
      600   Citicorp                                                               6.375        11/15/08             659,638
      525   Citicorp                                                               6.750        08/15/05             544,149
      120   Citigroup Global Markets Holdings, Inc. (Floating Rate)                1.980        12/12/06             120,032
      630   Citigroup, Inc.                                                        5.500        08/09/06             659,182
      860   Citigroup, Inc.                                                        5.750        05/10/06             899,255
      320   Huntington National Bank                                               2.750        10/16/06             320,068
    1,420   JPMorgan Chase & Co.                                                   5.250        05/30/07           1,493,146
      540   Key Bank NA                                                            7.125        08/15/06             583,344
    1,350   SunTrust Bank Atlanta                                                  7.250        09/15/06           1,456,650
      420   U.S. Bancorp                                                           5.100        07/15/07             439,519
      540   U.S. Bank NA                                                           2.850        11/15/06             539,310
      250   U.S. Bank NA                                                           3.700        08/01/07             252,720
      910   Wachovia Corp.                                                         4.950        11/01/06             945,602
    1,330   Wachovia Corp.                                                         6.875        09/15/05           1,382,425
      900   Washington Mutual, Inc.                                                7.500        08/15/06             971,846
                                                                                                              ---------------
                                                                                                                  17,988,816
                                                                                                              ---------------

            BROKERAGE    1.8%
    1,370   Goldman Sachs Group, Inc.                                              4.125        01/15/08           1,397,467
    2,060   Lehman Brothers Holdings, Inc.                                         8.250        06/15/07           2,323,731
    1,202   World Financial Prop., 144A-Private Placement (a)                      6.910        09/01/13           1,340,765
      376   World Financial Prop., 144A-Private Placement (a)                      6.950        09/01/13             420,955
                                                                                                              ---------------
                                                                                                                   5,482,918
                                                                                                              ---------------

            BUILDING MATERIALS    0.2%
      460   Masco Corp.                                                            6.750        03/15/06             485,036
                                                                                                              ---------------

            CONSUMER PRODUCTS    0.2%
      655   Cendant Corp.                                                          6.250        01/15/08             706,581
                                                                                                              ---------------

            DIVERSIFIED MANUFACTURING    0.7%
      320   Cooper Industries, Inc.                                                5.250        07/01/07             335,812
    1,345   Honeywell International, Inc.                                          5.125        11/01/06           1,401,403
      500   Honeywell International, Inc.                                          6.875        10/03/05             520,278
                                                                                                              ---------------
                                                                                                                   2,257,493
                                                                                                              ---------------

            ELECTRIC    0.9%
    1,420   Appalachian Power Co.                                                  3.600        05/15/08           1,411,879
      860   Duke Energy Corp.                                                      4.500        04/01/10             875,354
      475   Wisconsin Electric Power Co.                                           4.500        05/15/13             470,169
                                                                                                              ---------------
                                                                                                                   2,757,402
                                                                                                              ---------------

            FOOD/BEVERAGE    0.3%
      890   Conagra Foods, Inc.                                                    6.000        09/15/06             936,632
                                                                                                              ---------------

            HEALTHCARE    1.1%
      780   Aetna, Inc.                                                            7.875        03/01/11             921,866
      480   Unitedhealth Group, Inc.                                               4.125        08/15/09             483,981
    1,110   Unitedhealth Group, Inc.                                               7.500        11/15/05           1,169,238
      680   Wellpoint Health Networks, Inc.                                        6.375        06/15/06             717,518
                                                                                                              ---------------
                                                                                                                   3,292,603
                                                                                                              ---------------

            LIFE INSURANCE    3.7%
      855   Allstate Financial Global Funding II, 144A-Private Placement (a)       2.625        10/22/06             846,657
      555   ING Security Life Institutional Funding, 144A-Private Placement (a)    2.700        02/15/07             551,453
      720   John Hancock Financial Services, Inc.                                  5.625        12/01/08             768,969
      775   John Hancock Global Funding II, 144A-Private Placement (a)             5.625        06/27/06             809,305
      630   John Hancock Global Funding II, 144A-Private Placement (a)             7.900        07/02/10             744,993
      795   Monumental Global Funding II, 144A-Private Placement (a)               3.850        03/03/08             808,180
    2,245   Prudential Insurance Co., 144A-Private Placement (a)                   6.375        07/23/06           2,387,007
    3,137   TIAA Global Markets, Inc., 144A-Private Placement (a)                  3.875        01/22/08           3,181,727
    1,070   TIAA Global Markets, Inc., 144A-Private Placement (a)                  5.000        03/01/07           1,115,164
                                                                                                              ---------------
                                                                                                                  11,213,455
                                                                                                              ---------------

            LODGING    0.5%
      390   Hyatt Equities LLC, 144A-Private Placement (a)                         6.875        06/15/07             416,391
    1,055   Marriott International, Inc., Ser D                                    8.125        04/01/05           1,082,575
                                                                                                              ---------------
                                                                                                                   1,498,966
                                                                                                              ---------------

            MEDIA-CABLE    0.5%
    1,100   Comcast Cable Communications, Inc.                                     8.375        05/01/07           1,229,502
      160   Comcast Corp.                                                          7.625        02/15/08             176,709
                                                                                                              ---------------
                                                                                                                   1,406,211
                                                                                                              ---------------

            MEDIA-NONCABLE    0.3%
      825   Clear Channel Communications                                           7.650        09/15/10             942,570
                                                                                                              ---------------

            NATURAL GAS PIPELINES    0.4%
    1,125   Consolidated Natural Gas Co.                                           5.375        11/01/06           1,170,990
                                                                                                              ---------------

            NONCAPTIVE-CONSUMER FINANCE    1.0%
      950   Countrywide Home Loans, Inc.                                           3.250        05/21/08             935,039
    1,930   Household Finance Corp.                                                6.400        06/17/08           2,107,610
                                                                                                              ---------------
                                                                                                                   3,042,649
                                                                                                              ---------------

            NONCAPTIVE-DIVERSIFIED FINANCE    2.4%
    2,430   CIT Group, Inc.                                                        6.500        02/07/06           2,546,647
    2,835   General Electric Capital Corp.                                         5.375        03/15/07           2,985,397
      980   International Lease Finance Corp.                                      2.950        05/23/06             977,887
      875   International Lease Finance Corp.                                      3.750        08/01/07             880,523
                                                                                                              ---------------
                                                                                                                   7,390,454
                                                                                                              ---------------

            PAPER    0.5%
    1,400   Weyerhaeuser Co.                                                       6.000        08/01/06           1,472,117
                                                                                                              ---------------

            PROPERTY & CASUALTY    1.0%
    1,675   Hartford Financial Services Group, Inc.                                2.375        06/01/06           1,657,329
    1,300   Marsh & McLennan Cos., Inc.                                            5.375        03/15/07           1,367,779
                                                                                                              ---------------
                                                                                                                   3,025,108
                                                                                                              ---------------

            RAILROADS    0.5%
      205   CSX Corp.                                                              2.750        02/15/06             204,515
      210   CSX Corp.                                                              9.000        08/15/06             231,645
      130   Norfolk Southern Corp.                                                 7.350        05/15/07             142,290
      305   Union Pacific Corp.                                                    6.625        02/01/08             332,225
      695   Union Pacific Corp.                                                    6.790        11/09/07             757,551
                                                                                                              ---------------
                                                                                                                   1,668,226
                                                                                                              ---------------

            REAL ESTATE INVESTMENT TRUSTS    0.6%
    1,705   EOP Operating LP                                                       8.375        03/15/06           1,832,193
                                                                                                              ---------------

            REFINING    0.1%
      450   Ashland, Inc.                                                          7.830        08/15/05             466,809
                                                                                                              ---------------

            RETAIL    1.6%
    1,130   Federated Department Stores, Inc.                                      6.625        09/01/08           1,240,300
    1,435   May Department Stores Co., 144A-Private Placement (a)                  3.950        07/15/07           1,447,123
    2,000   Target Corp.                                                           5.950        05/15/06           2,103,900
                                                                                                              ---------------
                                                                                                                   4,791,323
                                                                                                              ---------------

            SUPERMARKETS    1.3%
      560   Albertson's, Inc.                                                      7.500        02/15/11             648,548
    1,735   Kroger Co.                                                             7.625        09/15/06           1,877,612
    1,355   Safeway, Inc.                                                          6.150        03/01/06           1,413,139
                                                                                                              ---------------
                                                                                                                   3,939,299
                                                                                                              ---------------

            TEXTILE    0.1%
      435   Mohawk Industries, Inc.                                                6.500        04/15/07             465,219
                                                                                                              ---------------

            TRANSPORTATION SERVICES    0.1%
      470   FedEx Corp.                                                            2.650        04/01/07             462,592
                                                                                                              ---------------

            WIRELINE COMMUNICATIONS    1.0%
    2,975   Verizon Global Funding Corp.                                           6.125        06/15/07           3,189,489
                                                                                                              ---------------

            TOTAL CORPORATE BONDS 28.2%                                                                           86,575,768
                                                                                                              ---------------

            ADJUSTABLE RATE MORTGAGE BACKED SECURITIES    1.4%
    1,123   Federal Home Loan Mortgage Corp.                                       3.630        07/01/34           1,138,374
      346   Federal National Mortgage Association                                  3.366        09/01/19             355,389
    1,263   Federal National Mortgage Association                                  3.730        07/01/34           1,265,919
      686   Federal National Mortgage Association                                  3.799        06/01/34             687,454
      800   Federal National Mortgage Association                                  4.111        09/01/34             812,000
                                                                                                              ---------------

            TOTAL ADJUSTABLE RATE MORTGAGE BACKED SECURITIES                                                       4,259,136
                                                                                                              ---------------

            ASSET BACKED SECURITIES    11.3%
    2,400   American Express Credit Account Master Trust                           1.690        01/15/09           2,357,208
    2,600   Bank One Issuance Trust                                                3.860        06/11/11           2,628,223
    1,800   Capital Auto Receivables Asset Trust                                   3.580        10/16/06           1,817,749
    1,500   Chase Manhattan Auto Owner Trust                                       2.830        09/15/10           1,484,063
    2,900   Chase Manhattan Auto Owner Trust                                       2.940        06/15/10           2,889,745
    2,100   Daimler Chrysler Auto Trust                                            3.090        01/08/08           2,111,981
    2,400   Fleet Credit Card Master Trust II                                      2.750        04/15/08           2,407,379
    1,625   Harley-Davidson Motorcycle Trust                                       3.090        06/15/10           1,634,725

    1,625   Honda Auto Receivables Owner Trust                                     2.700        04/15/08           1,625,575
    3,000   Honda Auto Receivables Owner Trust                                     2.770        11/21/08           2,992,378
    1,000   Hyundai Auto Receivables Trust                                         2.330        11/15/07             995,944
    2,500   MBNA Credit Card Master Trust                                          2.700        04/16/07           2,475,685
      600   Nordstrom Private Label Credit Card Master Trust, 144A-
            Private Placement (a)                                                  4.820        04/15/10             621,482
    2,200   TXU Electric Delivery Transition Bond Co. LLC                          3.520        11/15/11           2,219,430
    3,200   Whole Auto Loan Trust                                                  2.580        03/15/10           3,172,383
    3,350   William Street Funding Corp., 144A-Private Placement
            (Floating Rate) (a)                                                    1.950        04/23/06           3,355,816
                                                                                                              ---------------

            TOTAL ASSET BACKED SECURITIES                                                                         34,789,766
                                                                                                              ---------------

            COLLATERALIZED MORTGAGE OBLIGATIONS    2.7%
    1,300   Citigroup Mortgage Loan Trust, Inc.                                    4.103        09/25/34           1,305,280
    1,200   Countrywide Home Loan Mortgage Trust                                   4.724        11/20/34           1,214,058
    1,868   Federal Home Loan Mortgage Corp.                                       5.500        02/15/12           1,894,748
      170   Federal Home Loan Mortgage Corp. (REMIC)                               3.500        11/15/32             169,956
      693   First Horizon Asset Securities, Inc.                                   5.229        10/25/34             707,146
      732   Government National Mortgage Association (Floating Rate) (REMIC)       2.178        09/16/19             735,863
      453   Wells Fargo Mortgage Backed Securities Trust                           3.397        07/25/34             453,465
    1,737   Wells Fargo Mortgage Backed Securities Trust                           3.457        09/25/34           1,734,272
                                                                                                              ---------------

            TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                              8,214,788
                                                                                                              ---------------

            MORTGAGE BACKED SECURITIES    19.2%
       10   Federal Home Loan Mortgage Corp.                                       6.500        01/01/33              10,788
    1,562   Federal Home Loan Mortgage Corp.                                       7.500   10/01/29 to 09/01/32    1,677,053
       78   Federal Home Loan Mortgage Corp.                                       9.250        12/01/15              80,614
      100   Federal Home Loan Mortgage Corp., October                              6.500          TBA                104,906
   13,649   Federal National Mortgage Association                                  6.500   11/01/23 to 01/01/34   14,334,548
   13,312   Federal National Mortgage Association                                  7.000   03/01/26 to 04/01/34   14,132,930
    8,999   Federal National Mortgage Association                                  7.500   12/01/28 to 09/01/32    9,645,087
      121   Federal National Mortgage Association (FHA/VA)                         8.500   05/01/21 to 04/01/25      134,046
       70   Federal National Mortgage Association                                  9.500   03/01/16 to 04/01/20       78,106
       68   Federal National Mortgage Association                                 10.000        05/01/21              77,065
    6,450   Federal National Mortgage Association, November                        6.500          TBA              6,750,325
      800   Federal National Mortgage Association, October                         6.500          TBA                839,250
   10,000   Federal National Mortgage Association, October                         7.000          TBA             10,603,120
       95   Government National Mortgage Association                               7.500   06/15/28 to 08/15/28      102,698
       22   Government National Mortgage Association                               9.500   07/15/16 to 06/15/18       25,060
      120   Government National Mortgage Association                              10.000   03/15/16 to 04/15/19      134,845
       15   Government National Mortgage Association                              10.500        02/15/18              17,446
      101   Government National Mortgage Association                              11.000        11/15/18             115,109
                                                                                                              ---------------

            TOTAL MORTGAGE BACKED SECURITIES                                                                      58,862,996
                                                                                                              ---------------

            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    24.2%
   43,080   Federal Home Loan Mortgage Corp.                                       2.750        08/15/06          43,076,209
   31,425   Freddie Mac                                                            2.875        05/15/07          31,324,943
                                                                                                              ---------------

            TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS                                                     74,401,152
                                                                                                              ---------------

            UNITED STATES TREASURY OBLIGATIONS    17.9%
   13,000   United States Treasury Notes                                           1.500        07/31/05          12,938,055
   27,900   United States Treasury Notes                                           5.625        02/15/06          29,145,707
   10,000   United States Treasury Notes                                           5.750        11/15/05          10,389,070
    2,000   United States Treasury Notes                                           6.500        02/15/10           2,295,470
                                                                                                              ---------------

            TOTAL UNITED STATES TREASURY OBLIGATIONS                                                              54,768,302
                                                                                                              ---------------

TOTAL LONG-TERM INVESTMENTS    104.9%
   (Cost $321,240,995)                                                                                           321,871,908
                                                                                                              ---------------

SHORT-TERM INVESTMENTS    0.7%
REPURCHASE AGREEMENT    0.4%

            State Street Bank & Trust Co. ($1,073,000 par
            collateralized by U.S. Government obligations in a
            pooled cash account, interest rate of 1.82%, dated
            09/30/04, to be sold on 10/01/04 at $1,073,054)                                                        1,073,000
                                                                                                              ---------------

U.S. GOVERNMENT OBLIGATIONS    0.3%

            United States Treasury Bills ($500,000  par, yielding
            1.749%, 01/13/05 maturity) (b)                                                                           497,485
            United States Treasury Bills ($550,000  par, yielding
            1.991%, 03/24/05 maturity) (b)                                                                           544,755
                                                                                                              ---------------
TOTAL U.S. GOVERNMENT OBLIGATIONS                                                                                  1,042,240
                                                                                                              ---------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $2,115,586)                                                                                               2,115,240
                                                                                                              ---------------

TOTAL INVESTMENTS    105.6%
   (Cost $323,356,581)                                                                                           323,987,148

LIABILITIES IN EXCESS OF OTHER ASSETS    (5.6%)                                                                  (17,061,486)
                                                                                                              ---------------

NET ASSETS    100.0%                                                                                            $306,925,662
                                                                                                              ===============

            Percentages are calculated as a percentage of net assets.

            The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

(a) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of these securities have been physically segregated in connection with open futures contracts.

FHA/VA    - Federal Housing Administration/Department of Veterans Affairs

REMIC     - Real Estate Mortgage Investment Conduits

TBA       - To be announced, maturity date has not yet been
            established. The maturity date will be determined upon settlement and delivery of the mortgage pools.

FUTURE CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2004:

                                                                                                             UNREALIZED
                                                                                                            APPRECIATION/
                                                                                           CONTRACTS         DEPRECIATION
SHORT CONTRACTS:
            U.S. Treasury Notes 10-year Futures December 2004  (Current
            Notional Value of $112,625 per contract)                                           187           $  (287,705)

            U.S. Treasury Notes 5-year Futures December 2004  (Current
            Notional Value of $110,750 per contract)                                           263              (215,600)
                                                                                          --------------    --------------
                                                                                               450           $  (503,305)
                                                                                          ==============    ==============

Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Limited Duration Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 19, 2004

By: /s/ James M. Dykas
    ---------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: November 19, 2004